Offsetting of financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Financial assets
Total financial assets	£ 306,141	£ 269,213
Financial liabilities
Financial liabilities	440,697	409,867
Loans and advances to customers	75,491	72,614	[1]	£ 91,177
Customer accounts	222,941	215,948	[1]	£ 205,241
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	383,674	416,771
Amounts offset	(133,963)	(140,368)
Net amounts in the balance sheet	249,711	276,403
Financial instruments	(227,459)	(248,046)
Cash collateral	(14,876)	(19,844)
Net amount	7,376	8,513
Amounts not subject to enforceable netting arrangements	1,226	1,338
Financial liabilities	250,937	277,741
Derivatives
Financial liabilities
Gross amounts	234,304	297,341
Amounts offset	(64,045)	(79,799)
Net amounts in the balance sheet	170,259	217,542
Financial instruments	(155,148)	(197,201)
Cash collateral	(14,337)	(19,662)
Net amount	774	679
Amounts not subject to enforceable netting arrangements	1,215	1,325
Financial liabilities	171,474	218,867
Cash margins pledged	4,296	7,279
Trading liabilities
Financial liabilities
Gross amounts	10,249	10,180
Amounts offset	(135)	(196)
Net amounts in the balance sheet	10,114	9,984
Financial instruments	(10,112)	(9,983)
Cash collateral	0	0
Net amount	2	1
Amounts not subject to enforceable netting arrangements	5	2
Financial liabilities	10,119	9,986
– non-trading liabilities
Financial liabilities
Gross amounts	112,726	85,168
Amounts offset	(59,310)	(52,268)
Net amounts in the balance sheet	53,416	32,900
Financial instruments	(52,878)	(32,719)
Cash collateral	(539)	(182)
Net amount	(1)	(1)
Amounts not subject to enforceable netting arrangements	0	1
Financial liabilities	53,416	32,901
Customer accounts
Financial liabilities
Gross amounts	26,395	24,082
Amounts offset	(10,473)	(8,105)
Net amounts in the balance sheet	15,922	15,977
Financial instruments	(9,321)	(8,143)
Cash collateral	0	0
Net amount	6,601	7,834
Amounts not subject to enforceable netting arrangements	6	10
Financial liabilities	15,928	15,987
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	405,007	440,219
Amounts offset	(133,963)	(140,368)
Net amounts in the balance sheet	271,044	299,851
Financial instruments	(251,904)	(267,466)
Cash collateral	(17,736)	(30,258)
Net amount	1,404	2,127
Amounts not subject to enforceable netting arrangements	4,268	3,568
Total financial assets	275,312	303,419
Derivatives
Financial assets
Gross amounts	237,360	303,911
Amounts offset	(64,045)	(79,799)
Net amounts in the balance sheet	173,315	224,112
Financial instruments	(155,398)	(193,720)
Cash collateral	(17,674)	(29,998)
Net amount	243	394
Amounts not subject to enforceable netting arrangements	801	1,126
Total financial assets	174,116	225,238
Financial liabilities
Cash margins received	1,508	2,373
Held for trading
Financial assets
Gross amounts	17,454	14,490
Amounts offset	(473)	(196)
Net amounts in the balance sheet	16,981	14,294
Financial instruments	(16,981)	(14,293)
Cash collateral	0	0
Net amount	0	1
Amounts not subject to enforceable netting arrangements	243	63
Total financial assets	17,224	14,357
– non-trading assets
Financial assets
Gross amounts	129,243	103,839
Amounts offset	(58,972)	(52,268)
Net amounts in the balance sheet	70,271	51,571
Financial instruments	(70,204)	(51,310)
Cash collateral	(62)	(260)
Net amount	5	1
Amounts not subject to enforceable netting arrangements	3,223	2,378
Total financial assets	73,494	53,949
Loans and advances to customers
Financial assets
Gross amounts	20,950	17,979
Amounts offset	(10,473)	(8,105)
Net amounts in the balance sheet	10,477	9,874
Financial instruments	(9,321)	(8,143)
Cash collateral	0	0
Net amount	1,156	1,731
Amounts not subject to enforceable netting arrangements	1	1
Total financial assets	£ 10,478	£ 9,875

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.